SEGMENT REPORTING (Summary of the Company's Segment Net Sales, Gross Profit and Segment Margin) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SEGMENT REPORTING
Net Sales by Segment	$ 86,512	$ 117,103	$ 129,420
Net Sales by Segment (as a percent)	100.00%	100.00%	100.00%
Gross profit/(loss) by Segment	$ 28,356	$ 27,868	$ 22,128
Gross profit/(loss) by Segment (as a percent)	33.00%	24.00%	17.00%
Income (loss) before income taxes	$ 920	$ (31,320)	$ (28,646)
Operating segments
SEGMENT REPORTING
Total	20,103	18,496	7,666
Operating segments | Equipment
SEGMENT REPORTING
Net Sales by Segment	$ 61,735	$ 87,361	$ 105,988
Net Sales by Segment (as a percent)	71.00%	75.00%	82.00%
Gross profit/(loss) by Segment	$ 20,263	$ 21,470	$ 21,000
Gross profit/(loss) by Segment (as a percent)	33.00%	25.00%	20.00%
Total	$ 12,010	$ 12,097	$ 6,583
Operating segments | Services
SEGMENT REPORTING
Net Sales by Segment	$ 24,777	$ 29,742	$ 23,432
Net Sales by Segment (as a percent)	29.00%	25.00%	18.00%
Gross profit/(loss) by Segment	$ 8,093	$ 6,398	$ 1,128
Gross profit/(loss) by Segment (as a percent)	33.00%	22.00%	5.00%
Total	$ 8,093	$ 6,399	$ 1,083
General and Corporate
SEGMENT REPORTING
General and Corporate	$ (19,183)	$ (49,816)	$ (36,312)